CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Noncontrolling Interest	Stockholders' Notes Receivable	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 1,450,000	$ 96,250	$ 6,074,054		$ 163,245	$ (225,000)	$ (33)	$ (7,467,462)	$ 91,054
Balance at the beginning (in shares) at Dec. 31, 2019	186,137	9,624,975		1,602,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred Series A warrants			2,138,273						2,138,273
Issuance of common warrants			88,000						88,000
Issuance of common stock	$ 5,786,189	$ 5,422	829,571						834,993
Issuance of common stock (in shares)	888,739	542,205		(113,455)
Conversion of notes to Series A preferred stock	$ 1,062,986		100,000						1,162,986
Conversion of notes to Series A preferred stock (in shares)	189,576
Conversion of Series A preferred stock to common stock	$ (8,299,175)	$ 63,223	8,235,952
Conversion of Series A preferred stock to common stock (in shares)	(1,264,452)	6,322,260
Issuance of Stock Options to Current Shareholders			878,510			(335,161)			543,349
Repayment of shareholders loan through in-kind services						93,100			93,100
Stock-based compensation		$ 12,070	1,962,136						1,974,206
Stock-based compensation (in shares)		1,206,545		(1,206,545)
Foreign currency translation adjustments							45,133		45,133
Net loss attributable to noncontrolling interest					(63)				(63)
Net loss attributable to T Stamp Inc.								(10,683,561)	(10,683,561)
Balance at the end at Dec. 31, 2020		$ 176,965	20,306,496		163,182	(467,061)	45,100	(18,151,023)	2,073,659
Balance at the end (in shares) at Dec. 31, 2020		17,695,985		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		$ 13,292	3,959,297						3,972,589
Issuance of common stock (in shares)		1,329,725
Repayment of shareholders loan through in-kind services						55,934			55,934
Stock-based compensation			830,039						830,039
Exercise of warrants to common stock		$ 750							750
Exercise of warrants to common stock (in shares)		75,000
Foreign currency translation adjustments							44,728		44,728
Net loss attributable to noncontrolling interest					(864)				(864)
Net loss attributable to T Stamp Inc.								(3,997,918)	(3,997,918)
Balance at the end at Jun. 30, 2021		$ 191,007	25,095,832		162,318	(411,127)	89,828	(22,148,941)	2,978,917
Balance at the end (in shares) at Jun. 30, 2021		19,100,710		282,565
Balance at the beginning at Dec. 31, 2020		$ 176,965	20,306,496		163,182	(467,061)	45,100	(18,151,023)	2,073,659
Balance at the beginning (in shares) at Dec. 31, 2020		17,695,985		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common warrants			1,129,535						1,129,535
Issuance of common stock		$ 27,636	7,605,409						7,633,045
Issuance of common stock (in shares)		2,704,158
Repayment of shareholders loan						75,000			75,000
Repayment of shareholders loan through in-kind services						261,794			261,794
Stock-based compensation			2,780,639						2,780,639
Exercise of warrants to common stock		$ 150							150
Exercise of warrants to common stock (in shares)		75,000
Foreign currency translation adjustments							138,800		138,800
Net loss attributable to noncontrolling interest					(1,743)				(1,743)
Net loss attributable to T Stamp Inc.								(9,057,163)	(9,057,163)
Balance at the end at Dec. 31, 2021		$ 204,751	31,822,079		161,439	(130,267)	183,900	(27,208,186)	5,033,716
Balance at the end (in shares) at Dec. 31, 2021		20,475,143		282,565
Balance at the beginning at Mar. 31, 2021		$ 185,016	22,877,048		163,182	(439,131)	89,722	(20,182,916)	2,692,921
Balance at the beginning (in shares) at Mar. 31, 2021		18,501,650		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		$ 5,241	1,560,856						1,566,097
Issuance of common stock (in shares)		524,060
Repayment of shareholders loan through in-kind services						28,004			28,004
Stock-based compensation			657,928						657,928
Exercise of warrants to common stock		$ 750							750
Exercise of warrants to common stock (in shares)		75,000
Foreign currency translation adjustments							106		106
Net loss attributable to noncontrolling interest					(864)				(864)
Net loss attributable to T Stamp Inc.								(1,966,025)	(1,966,025)
Balance at the end at Jun. 30, 2021		$ 191,007	25,095,832		162,318	(411,127)	89,828	(22,148,941)	2,978,917
Balance at the end (in shares) at Jun. 30, 2021		19,100,710		282,565
Balance at the beginning at Dec. 31, 2021		$ 204,751	31,822,079		161,439	(130,267)	183,900	(27,208,186)	5,033,716
Balance at the beginning (in shares) at Dec. 31, 2021		20,475,143		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common warrants			55,838						55,838
Issuance of common stock		$ 805	202,633						203,438
Issuance of common stock (in shares)		80,430
Repayment of shareholders loan through in-kind services						55,860			55,860
Stock-based compensation			747,432						747,432
Exercise of warrants to common stock		$ 24,525	3,359,237						3,383,762
Exercise of warrants to common stock (in shares)		2,452,451
Foreign currency translation adjustments							27,924		27,924
Net loss attributable to T Stamp Inc.								(4,614,348)	(4,614,348)
Balance at the end at Jun. 30, 2022		$ 232,857	36,240,605		161,439	(74,407)	211,824	(31,822,534)	4,949,784
Balance at the end (in shares) at Jun. 30, 2022		23,285,733		282,565
Balance at the beginning at Mar. 31, 2022		$ 232,475	35,778,493		161,439	(102,337)	246,550	(28,900,248)	7,416,372
Balance at the beginning (in shares) at Mar. 31, 2022		23,247,456		282,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repayment of shareholders loan through in-kind services						27,930			27,930
Stock-based compensation			459,646						459,646
Foreign currency translation adjustments							(34,726)		(34,726)
Net loss attributable to T Stamp Inc.								(2,922,286)	(2,922,286)
Balance at the end at Jun. 30, 2022		$ 232,857	$ 36,240,605		$ 161,439	$ (74,407)	$ 211,824	$ (31,822,534)	$ 4,949,784
Balance at the end (in shares) at Jun. 30, 2022		23,285,733		282,565